Leases and subleases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Balance at beginning of period	$ 18,250	$ 21,644
Cash paid for rent - principal - financing cash flow	(3,579)	(3,394)	$ (3,338)
Cash paid for rent - interest - operating cash flow	(1,065)	(1,295)
Interest expense	1,065	1,295	1,544
Balance at end of period	$ 14,671	$ 18,250	$ 21,644